Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance	877,393
Number of options, Granted	130,548
Number of options, Exercised	(460,222)
Number of options, Forfeited	(35,929)
Number of options, Outstanding, Ending balance	511,790	877,393
Number of options, Vested and expected to vest, Ending balance	489,476
Number of options, Exercisable, Ending balance	201,517
Weighted average exercise price, Outstanding, Beginning balance	$ 45.30
Weighted average exercise price, Granted	84.59
Weighted average exercise price, Exercised	33.15
Weighted average exercise price, Forfeited	51.56
Weighted average exercise price, Outstanding, Ending balance	63.83	$ 45.30
Weighted average exercise price, Vested and expected to vest	62.24
Weighted average exercise price, Exercisable	47.43
Weighted average grant date fair value, Outstanding, Beginning balance	34.14
Weighted average grant date fair value, Outstanding, Granted	40.52	45.26	$ 52.60
Weighted average grant date fair value, Outstanding, Ending balance	41.10	$ 34.14
Weighted average grant date fair value, Vested or expected to vest	41.00
Weighted average grant date fair value, Exercisable	$ 35.87
Weighted average remaining contractual term	7 years 6 months 14 days	7 years 7 months 9 days
Weighted average remaining contractual term, Vested and expected to vest	7 years 4 months 24 days
Weighted average remaining contractual term, Exercisable	6 years 4 months 9 days
Aggregate intrinsic value of share options, Outstanding	$ 18,910	$ 30,729
Aggregate intrinsic value of share options, Vested and expected to vest	18,296
Aggregate intrinsic value of share options, Exercisable	$ 10,518